FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value of derivative financial instruments designated as hedges (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Hedge items
Fair value of derivative financial instruments designated as hedges, asset position	$ 677.7	$ 887.0
Cash flow hedges
Hedge items
Fair value of derivative financial instruments designated as hedges, asset position	635.5	840.6
Fair value hedges
Hedge items
Fair value of derivative financial instruments designated as hedges, asset position	$ 42.2	$ 46.4